CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ 166,022	$ (34,779)	$ 2,407
Reversals:
Profit from sale of vessels	(1,180)	(752)	(2,762)
Depreciation	110,124	114,480	114,451
Impairment losses and reversal of impairment losses on tangible assets	(114,004)	3,249	3,572
Share of profit/(loss) from joint ventures	422	(189)	(3)
Financial income	(2,796)	(3,302)	(4,255)
Financial expenses	41,881	39,345	40,601
Tax expenses	784	1,558	777
Other non-cash movements	925	2,039	3,696
Dividends received from joint ventures	19	440
Interest received and realized exchange gains	2,535	2,720	1,641
Interest paid and realized exchange losses	(45,283)	(39,792)	(36,698)
Income taxes paid	(216)	(1,611)	(586)
Change in bunkers, receivables and payables, etc.	11,858	(12,668)	(12,996)
Net cash flow from operating activities	171,091	70,738	109,845
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(384,349)	(202,439)	(145,112)
Investments in joint ventures	(275)
Sale of tangible fixed assets	61,801	26,847	31,382
Net cash flow from investing activities	(322,823)	(175,592)	(113,730)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds, borrowings	261,830	114,530	205,572
Repayment, borrowings	(169,177)	(113,733)	(142,211)
Dividend paid			(1,240)
Capital increase	4,202	99,999
Transaction costs share issue		(2,788)
Change in restricted cash	(12,364)	(2,014)	594
Net cash flow from financing activities	84,491	95,994	62,715
Net cash flow from operating, investing and financing activities	(67,241)	(8,860)	58,830
Cash and cash equivalents as of 1 January	124,088	132,948	74,118
Cash and cash equivalents as of 31 December	56,847	124,088	132,948
Restricted cash as of 31 December	15,636	3,273	1,259
Cash and cash equivalents, including restricted cash as of 31 December	$ 72,483	$ 127,361	$ 134,207